Fair value measurements (Narrative) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Fair value measurements [Abstract]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	¥ 87,802